Share Based Payments - Disclosure Weighted Average Assumptions and Fair Value of Options (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) year	Dec. 31, 2016 CAD ($) year	Dec. 31, 2015 CAD ($) year
Disclosure Of Share-based Payment Arrangements [Abstract]
Risk-free interest rate	1.18%	0.82%	0.63%
Option life, share options granted | year	3.0	3.0	3.0
Volatility in the price of the Company's shares	90.73%	94.84%	90.00%
Rate of forfeiture	3.67%	3.67%	3.67%
Dividend yield	0.00%	0.00%	0.00%
Weighted average fair value of options (cad per share) | $	$ 0.28	$ 0.17	$ 0.24